2. RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details
Stockholder Advances	$ 139,200	$ 167,500	$ 110,000
Advances from Affiliate	2,000	2,000
Total	$ 141,200	$ 169,500	$ 110,000